SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions for Fair Value Estimation of Options Granted Using Dividend Adjusted Black-Scholes Pricing Model

The fair value of the option awards granted in 2010 was estimated on the respective dates of grant using a dividend adjusted Black - Scholes pricing model that uses the assumptions noted in the following table:

Options grants
Weighted average risk-free rate of return	3.15%
Weighted average expected option life	6.25 years
Weighted average volatility rate	63%
Weighted average dividend yield	0%

Summary of Share Options

A summary of the share options and nonvested shares activities is as follows:

	Years Ended December 31,
	2010		2011		2012
Share options	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number average of options	Weighted exercise price
		RMB		RMB		RMB
Outstanding at beginning of year	3,320,311	25	4,124,472	22	3,711,785	22
Granted	976,500	11	—	—	—	—
Exercised	—	—	—	—	—	—
Cancelled	(172,339)	18	(425,187)	28	(106,633)	18
Adjustment	—	—	12,500	26	—	—

Outstanding at end of year	4,124,472	22	3,711,785	22	3,605,152	26

Exercisable at end of year	2,125,918	33	2,439,744	27	2,934,952	24

Summary of Nonvested Options

Nonvested Option	Number of option	Weighted-average exercise price
		RMB
Nonvested at January 1, 2012	1,259,541	11
Granted	—	—
Vested	(549,441)	11
Cancelled	(39,900)	11

Nonvested at December 31, 2012	670,200	11

Summary of Nonvested Shares
Nonvested Shares	Shares	Weighted-average grant-date fair value
		RMB
Nonvested at January 1, 2012	669,738	12
Granted	—	—
Vested	(281,031)	14
Forfeited	(3,751)	21

Nonvested at December 31, 2012	384,956	11

Outstanding Options

The outstanding options as of December 31, 2012 have the following characteristics:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life	Fair value per share at grant date	Weighted average exercise price	Number exercisable	Weighted average exercise price
			(RMB)		(RMB)
1,095,279	0.875	RMB0.297 (HK$0.286)	26	1,095,279	26
361,859	2.167	RMB40.42 (US$4.896)	71	361,859	71
151,714	5.099	RMB11.63 (US$1.619)	22	151,714	22
1,311,800	6.496	RMB6.49 (US$0.947)	10	983,850	10
684,500	8.083	RMB6.72 (US$0.991)	11	342,250	11

3,605,152	5		22	2,934,952	24

Amounts of Share-Based Compensation

The amounts of share-based compensation attributable to cost of revenues, sales and marketing, general and administrative expenses, and research and development included in those line items in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	8	21	(13)	(2)
Sales and marketing	607	347	11	2
General and administrative	26,741	4,127	900	144
Research and development	4,354	2,632	1,178	189

Total share-based compensation expense	31,710	7,127	2,076	333